Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 188,134,278
Dividend and interest income	19,843,550
Total investment income	207,977,828
Interest income on notes receivable from participants	2,065,603
Contributions:
Employer, net of forfeitures	39,423,655
Participants	61,013,845
Rollovers	6,167,214
Contributions:	106,604,714
Total Additions	316,648,145
DEDUCTIONS
Benefits paid to participants	139,387,302
Administrative expenses	1,031,323
Total deductions	140,418,625
Increase in net assets	176,229,520
NET ASSETS AVAILABLE FOR BENEFITS:
BEGINNING OF YEAR	1,148,090,503
END OF YEAR	$ 1,324,320,023